Financial risk management - Disclosure of financial instruments by type of interest rate (Details) - Interest rate risk - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ (44,160)	£ (41,371)
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(36,333)	(35,875)
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(3,342)	(835)
Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,519)	(4,695)
Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	34	34
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	375	1,178
Cash and cash equivalents | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	85	131
Cash and cash equivalents | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	290	1,047
Cash and cash equivalents | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash and cash equivalents | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	2,453	5,753
Financial investments | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	2,419	5,719
Financial investments | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	34	34
Borrowings
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(46,755)	(47,539)
Borrowings | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(41,460)	(39,847)
Borrowings | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(836)	(3,061)
Borrowings | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,459)	(4,631)
Borrowings | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Pre-derivative position
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(43,927)	(40,608)
Pre-derivative position | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(41,375)	(39,716)
Pre-derivative position | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	1,873	3,705
Pre-derivative position | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,459)	(4,631)
Pre-derivative position | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	34	34
Derivative effect
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(233)	(763)
Derivative effect | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	5,042	3,841
Derivative effect | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(5,215)	(4,540)
Derivative effect | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(60)	(64)
Derivative effect | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0